SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options
Outstanding at January 1, 2024	5,290,625
Granted	1,010,000
Exercised	(2,127,060)
Forfeited and cancelled	(311,042)
Outstanding as of December 31, 2024	3,862,523	5,290,625
Exercisable as of December 31, 2024	1,332,536
Weighted-average exercise price
Outstanding at January 1, 2024	$ 6.6
Granted	6.9
Exercised	6.4
Forfeited and cancelled	7.4
Outstanding as of December 31, 2024	6.7	$ 6.6
Exercisable as of December 31, 2024	$ 7.2
Weighted-average remaining contractual term
Outstanding at December 31, 2024	3 years 6 months	3 years 7 months 6 days
Exercisable as of December 31, 2024	2 years 4 months 24 days
Aggregate intrinsic value
Outstanding at December 31, 2024	$ 24,140	$ 1,060
Exercisable as of December 31, 2024	$ 7,606